Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net, by Type [Abstract]
Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net	Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net
Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ in millions)	2021	2020	2021	2020
Land	—	—	1	1
Buildings	—	2	58	69
Terminals and systems	2,479	2,615	—	—
Furniture and equipment	138	150	255	259
Construction in progress	75	77	10	15
	2,691	2,844	324	344
Accumulated depreciation	(1,754)	(1,776)	(205)	(212)
	937	1,068	119	132

The estimated useful lives of assets are as follows:

Asset	Estimated life in years
Systems & Equipment
Buildings	40
Terminals and systems - lottery	Generally do not exceed 10 years
Terminals and systems - gaming	3-5
Furniture and equipment	Generally do not exceed 10 years
PPE
Buildings	40
Furniture and equipment	5-10

Leasehold improvements are amortized over the shorter of the corresponding lease term or estimated useful life.

Gain on Sale of Assets to Distributor
During 2019, we entered into a long-term strategic agreement with a distributor in Oklahoma that included the sale of used, non-premium equipment, which was previously included within systems, equipment and other assets related to contracts, net within the consolidated balance sheet. This sale resulted in a gain of $28 million which is classified in other operating expense (income), net on the consolidated statements of operations for the year ended December 31, 2019.